Financial risk management and financial instruments, Capital Structure of Group at Statement of Financial Position Date (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018	[1]
Capital Risk Management [Abstract]
Borrowings	$ (4,548.4)	$ (4,640.3)
Cash and cash equivalents	558.4	737.2	$ 355.7	[1]	$ 620.9
Lease obligations	(194.5)	(250.4)
Unamortised prepaid facility arrangement fees	59.6	92.9
Gross borrowings	4,608.0	4,733.2
Bank loan secured [Member]
Capital Risk Management [Abstract]
Gross borrowings	4,608.0	4,733.2	$ 4,775.0
Capital Risk Management [Member]
Capital Risk Management [Abstract]
Borrowings	(4,548.4)	(4,640.3)
Cash and cash equivalents	558.4	737.2
Lease obligations	(194.5)	(250.4)
Total net debt	$ (4,184.5)	$ (4,153.5)

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.